Provision for credit losses	6 Months Ended
Jun. 30, 2012
Provision for credit losses
Provision for credit losses
Note 10 Provision for credit losses
in	6M12	6M11

Provision for credit losses (CHF million)

Provision for loan losses	23	(12)

Provision for lending-related and other exposures	9	(9)

Provision for credit losses	32	(21)